Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Disclosure of Property, Plant and Equipment
The changes in cost and accumulated depreciation and impairment losses are as follows:
(Cost)

	Yen in millions
	Land	Buildings	Machinery and equipment	Vehicles and equipment on operating leases	Construction in progress	Total
Balance as of April 1, 2020	1,318,964	4,741,451	11,979,449	5,928,833	517,460	24,486,156

Additions	22,720	90,363	414,934	2,281,434	639,205	3,448,655
Sales or disposal	(13,005)	(36,586)	(472,197)	(2,163,259)	(4,846)	(2,689,893)
Reclassification from construction in progress	6,890	101,216	485,705	537	(594,347)	—
Foreign currency translation adjustments	13,448	57,952	262,808	180,976	20,493	535,677
Other	(3,979)	44,811	83,252	(24,799)	97,910	197,195

Balance as of March 31, 2021	1,345,037	4,999,206	12,753,951	6,203,721	675,875	25,977,791

Additions	9,106	88,543	481,916	2,293,189	629,786	3,502,541
Sales or disposal	(8,901)	(57,743)	(540,775)	(2,334,129)	(3,639)	(2,945,187)
Reclassification from construction in progress	2,310	105,581	630,896	449	(739,235)	—
Foreign currency translation adjustments	15,008	138,047	642,984	594,933	30,756	1,421,728
Other	(769)	10,985	13,390	23,065	(28,014)	18,657

Balance as of March 31, 2022	1,361,791	5,284,620	13,982,362	6,781,229	565,528	27,975,530

(Accumulated depreciation and impairment losses)

	Yen in millions
	Land	Buildings	Machinery and equipment	Vehicles and equipment on operating leases	Construction in progress	Total
Balance as of April 1, 2020	(4,058)	(3,054,551)	(9,505,895)	(1,386,459)	(1,178)	(13,952,141)

Depreciation	—	(118,975)	(673,612)	(770,354)	—	(1,562,940)
Impairment losses	—	—	—	—	(70)	(70)
Sales or disposal	12	24,717	443,307	748,189	—	1,216,226
Foreign currency translation adjustments	(240)	(34,630)	(204,607)	(39,880)	(50)	(279,408)
Other	(211)	(6,299)	(64,468)	81,587	1,085	11,695

Balance as of March 31, 2021	(4,497)	(3,189,737)	(10,005,275)	(1,366,916)	(213)	(14,566,638)

Depreciation	—	(121,431)	(788,685)	(817,171)	—	(1,727,287)
Impairment losses	—	(2,527)	(5,177)	—	—	(7,705)
Sales or disposal	30	48,646	507,396	799,186	—	1,355,259
Foreign currency translation adjustments	(351)	(79,026)	(461,159)	(115,693)	(24)	(656,252)
Other	(1,562)	(31,522)	(10,054)	(3,073)	(55)	(46,266)

Balance as of March 31, 2022	(6,379)	(3,375,598)	(10,762,953)	(1,503,668)	(292)	(15,648,890)

Disclosure of Vehicles and Equipment on Operating Leases
Vehicles and equipment on operating leases consist of the following:

	Yen in millions
	March 31,
	2021	2022
Vehicles	6,190,558	6,766,590
Equipment	13,164	14,639

	6,203,721	6,781,229
Less - Accumulated depreciation	(1,366,916)	(1,503,668)

Vehicles and equipment on operating leases, net	4,836,805	5,277,561

Disclosure of Future Rentals from Vehicles and Equipment on Operating Leases
Future expenses from vehicles and equipment on operating leases are due in installments and rental income separated is as follows:

	Yen in millions
	March 31,
	2021	2022
Within 1 year	857,997	932,882
Between 1 and 2 years	583,059	641,683
Between 2 and 3 years	282,477	280,646
Between 3 and 4 years	55,838	75,915
Between 4 and 5 years	18,873	21,772
Later than 5 years	5,706	9,801

Total future rentals	1,803,950	1,962,699